Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF

July 31, 2023 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 97.7%
Health Care - 97.0%
4D Molecular Therapeutics, Inc.*	4,923	$90,091
89bio, Inc.*	5,084	80,531
AbCellera Biologics, Inc. (Canada)*	14,714	113,739
Agenus, Inc.*	59,420	90,318
Akero Therapeutics, Inc.*	1,971	85,541
Aldeyra Therapeutics, Inc.*	10,401	84,404
Alector, Inc.*	14,104	96,753
Allakos, Inc.*	22,191	119,388
Allogene Therapeutics, Inc.*(1)	21,813	108,193
ALX Oncology Holdings, Inc.*	11,794	72,061
Ambrx Biopharma, Inc.*(2)	7,468	113,887
AnaptysBio, Inc.*(1)	5,859	115,481
Arbutus Biopharma Corp.*	44,024	95,532
Arcellx, Inc.*	2,866	98,161
Arcturus Therapeutics Holdings, Inc.*	3,936	137,603
Arcus Biosciences, Inc.*	5,548	110,405
Arcutis Biotherapeutics, Inc.*	10,172	110,977
Ardelyx, Inc.*	27,049	106,573
Arrowhead Pharmaceuticals, Inc.*	3,077	106,218
Arvinas, Inc.*	3,699	91,439
ATAI Life Sciences NV (Germany)*	61,089	127,676
Atea Pharmaceuticals, Inc.*	26,586	91,190
Avidity Biosciences, Inc.*	8,920	84,829
Bicycle Therapeutics PLC (United Kingdom)*(2)	4,074	100,220
Biohaven Ltd.*	4,460	88,665
Biomea Fusion, Inc.*	2,795	62,189
Bioxcel Therapeutics, Inc.*(1)	5,110	46,705
Caribou Biosciences, Inc.*	23,486	168,864
Cassava Sciences, Inc.*(1)	4,293	94,360
Celldex Therapeutics, Inc.*	2,892	102,261
Cerevel Therapeutics Holdings, Inc.*(1)	3,182	97,337
Cogent Biosciences, Inc.*	8,462	109,921
Compass Pathways PLC (United Kingdom)*(1)(2)	13,799	128,607
Crinetics Pharmaceuticals, Inc.*	5,333	101,327
CRISPR Therapeutics AG (Switzerland)*	1,844	105,717
Cullinan Oncology, Inc.*	9,239	97,841
CureVac NV (Germany)*	10,692	99,222
Cymabay Therapeutics, Inc.*(1)	12,470	162,734
Cytokinetics, Inc.*	3,106	103,585
Day One Biopharmaceuticals, Inc.*	8,073	106,887
Denali Therapeutics, Inc.*	3,349	95,212
Design Therapeutics, Inc.*	20,137	163,915
DICE Therapeutics, Inc.*	3,166	148,802
Disc Medicine, Inc.*	2,219	110,062
Dynavax Technologies Corp.*	8,616	120,538
Dyne Therapeutics, Inc.*	8,769	106,806
Edgewise Therapeutics, Inc.*	11,422	83,266
Editas Medicine, Inc.*	9,805	86,088
EQRx, Inc.*	60,076	102,730
Erasca, Inc.*	40,125	105,930
Exscientia PLC (United Kingdom)*(1)(2)	15,668	139,445
Fate Therapeutics, Inc.*	20,025	82,703
FibroGen, Inc.*	6,634	13,666
Geron Corp.*	35,190	114,016
Ideaya Biosciences, Inc.*	4,378	97,892
IGM Biosciences, Inc.*(1)	10,896	115,933
Immatics NV (Germany)*	9,088	108,238
ImmunityBio, Inc.*(1)	37,888	83,354
Immunovant, Inc.*	5,107	116,593
Inhibrx, Inc.*(1)	4,044	81,082
Intellia Therapeutics, Inc.*	2,406	101,846
Iovance Biotherapeutics, Inc.*	12,542	91,055
iTeos Therapeutics, Inc.*	7,773	109,288
Karuna Therapeutics, Inc.*	453	90,496
Keros Therapeutics, Inc.*	2,818	118,018
Kodiak Sciences, Inc.*	12,042	36,006
Krystal Biotech, Inc.*	840	108,444
Kura Oncology, Inc.*	9,480	98,971
Kymera Therapeutics, Inc.*(1)	4,215	92,224
Liquidia Corp.*	13,817	106,667
Lyell Immunopharma, Inc.*	31,518	91,087
Madrigal Pharmaceuticals, Inc.*	424	87,047
Mersana Therapeutics, Inc.*	11,386	13,948
Merus NV (Netherlands)*	4,103	107,663
Mineralys Therapeutics, Inc.*	6,817	96,324
Mirati Therapeutics, Inc.*	2,952	89,357
MoonLake Immunotherapeutics*	4,053	246,463
Morphic Holding, Inc.*	1,818	103,135
Novavax, Inc.*	14,085	130,709
Nurix Therapeutics, Inc.*	9,912	96,246
Nuvalent, Inc. Class A*	2,524	125,821
Phathom Pharmaceuticals, Inc.*	8,515	129,513
Pliant Therapeutics, Inc.*	4,469	79,727
PMV Pharmaceuticals, Inc.*	18,184	118,923
Point Biopharma Global, Inc.*	10,939	97,795
Precigen, Inc.*	87,692	121,892
Protagonist Therapeutics, Inc.*	3,786	73,448
Prothena Corp. PLC (Ireland)*	1,513	104,200
RAPT Therapeutics, Inc.*	5,153	123,157
Recursion Pharmaceuticals, Inc. Class A*	11,028	155,715
REGENXBIO, Inc.*	5,523	104,937
Relay Therapeutics, Inc.*(1)	9,092	114,559
Replimune Group, Inc.*	4,631	97,575
REVOLUTION Medicines, Inc.*	4,306	113,033
Rocket Pharmaceuticals, Inc.*(1)	4,792	86,496
Scilex Holding Co. (Singapore)*(3)	17,635	91,640
Seres Therapeutics, Inc.*(1)	17,768	85,464
SpringWorks Therapeutics, Inc.*(1)	3,946	123,825
Stoke Therapeutics, Inc.*(1)	8,678	57,622
Structure Therapeutics, Inc.*(1)(2)	3,513	129,384
Summit Therapeutics, Inc.*	55,763	117,102
Syndax Pharmaceuticals, Inc.*	4,983	106,238
Terns Pharmaceuticals, Inc.*	9,239	66,706
TG Therapeutics, Inc.*	4,001	82,781
uniQure NV (Netherlands)*	5,611	58,186
Vaxcyte, Inc.*	2,075	99,725
Ventyx Biosciences, Inc.*	3,103	114,966
Verve Therapeutics, Inc.*	6,359	130,296
Viking Therapeutics, Inc.*	4,857	70,427
Vir Biotechnology, Inc.*	4,179	58,840
Viridian Therapeutics, Inc.*	3,930	73,727
Xencor, Inc.*	4,097	99,516
Xenon Pharmaceuticals, Inc. (Canada)*	2,552	94,220
Zentalis Pharmaceuticals, Inc.*(1)	4,415	117,925

Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF (continued)

July 31, 2023 (unaudited)

Security Description	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
Zymeworks, Inc.*	13,054	$97,383
Total Health Care		11,721,461
Materials - 0.7%
Amyris, Inc.*	92,939	82,418
Total Common Stocks
(Cost $16,556,593)		11,803,879
SECURITIES LENDING COLLATERAL - 4.4%
Money Market Fund - 4.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.14%(4)(5)
(Cost $533,618)	533,618	533,618

TOTAL INVESTMENTS - 102.1%
(Cost $17,090,211)		12,337,497
Liabilities in Excess of Other Assets - (2.1)%		(250,554)
Net Assets - 100.0%		$12,086,943

*	Non-income producing security.
(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,637,498; total market value of collateral held by the Fund was $1,629,414. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $1,095,796.
(2)	American Depositary Receipts.
(3)	Restricted security.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	The rate shown reflects the seven-day yield as of July 31, 2023.

Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF (continued)

July 31, 2023 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$11,712,239	$91,640	$—	$11,803,879
Money Market Fund	533,618	—	—	533,618
Total	$12,245,857	$91,640	$—	$12,337,497